Income Taxes (Unrecognized Tax Benefits Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Increases in current period tax positions	$ 28,690
Balance at December 31, 2013	$ 28,690